Principal Accounting Policies - Summary of ASC606, Revenue from Contracts with Customers (Details)	Dec. 31, 2020	Jan. 01, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change In Accounting Principle Accounting Standards Update Immaterial Effect		true
ASU 2014-09
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2018
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true